Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurement [Abstract]
Disclosure of fair value measurement of assets
The following table provides the fair value measurement hierarchy of PagSeguro Group's financial assets and financial liabilities as of December 31, 2022:

	December 31, 2022
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Financial assets
Cash and cash equivalents	404,468	1,424,629	—
Financial investments	1,103,299	—	—
Accounts receivable	—	36,994,135	—
Other receivables	—	180,517	—
Judicial deposits	—	44,855	—
Investment	—	—	1,651

Financial liabilities
Payables to third parties	—	18,072,898	—
Trade payables	—	449,102	—
Payables to related parties	—	593,906	—
Deposits	—	11,995,288	—
Derivative financial instruments	—	22,289	—
Deferred revenue	—	143,528	—
Other liabilities	—	202,797	—

	December 31, 2021
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Financial assets
Cash and cash equivalents	446,322	1,348,040	—
Financial investments	782,647	—	—
Accounts receivable	—	23,657,402	—
Other receivables	—	206,486	—
Judicial deposits	—	40,224	—
Investment	—	—	1,406

Financial liabilities
Payables to third parties	—	13,217,150	—
Trade payables	—	578,004	—
Payables to related parties	—	543,621	—
Deposits	—	3,133,996	—
Borrowings	—	1,005,787	—
Derivative financial instruments	—	14,317	—
Deferred revenue	—	179,866	—
Other liabilities	—	143,884	—

Disclosure of fair value measurement of liabilities
The following table provides the fair value measurement hierarchy of PagSeguro Group's financial assets and financial liabilities as of December 31, 2022:

	December 31, 2022
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Financial assets
Cash and cash equivalents	404,468	1,424,629	—
Financial investments	1,103,299	—	—
Accounts receivable	—	36,994,135	—
Other receivables	—	180,517	—
Judicial deposits	—	44,855	—
Investment	—	—	1,651

Financial liabilities
Payables to third parties	—	18,072,898	—
Trade payables	—	449,102	—
Payables to related parties	—	593,906	—
Deposits	—	11,995,288	—
Derivative financial instruments	—	22,289	—
Deferred revenue	—	143,528	—
Other liabilities	—	202,797	—

	December 31, 2021
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Financial assets
Cash and cash equivalents	446,322	1,348,040	—
Financial investments	782,647	—	—
Accounts receivable	—	23,657,402	—
Other receivables	—	206,486	—
Judicial deposits	—	40,224	—
Investment	—	—	1,406

Financial liabilities
Payables to third parties	—	13,217,150	—
Trade payables	—	578,004	—
Payables to related parties	—	543,621	—
Deposits	—	3,133,996	—
Borrowings	—	1,005,787	—
Derivative financial instruments	—	14,317	—
Deferred revenue	—	179,866	—
Other liabilities	—	143,884	—